Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 34,286	¥ 60,241	¥ 39,760
Remeasurement	10,263	(4,778)	54,833
Write-offs	(12,256)	(20,733)	(31,436)
Exchange differences on translating foreign operations	4,474	(444)	(2,916)
Balance at end of year	36,767	34,286	60,241
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	813	690	730
Remeasurement	(255)	142	142
Write-offs	(97)	(107)	(130)
Exchange differences on translating foreign operations	26	88	(52)
Balance at end of year	487	813	690
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,267	2,537	2,713
Remeasurement	(726)	(402)	1,905
Write-offs	30	18	(1,784)
Exchange differences on translating foreign operations	238	114	(297)
Balance at end of year	1,809	2,267	2,537
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	37,366	63,468	43,203
Remeasurement	9,282	(5,038)	56,880
Write-offs	(12,323)	(20,822)	(33,350)
Exchange differences on translating foreign operations	4,738	(242)	(3,265)
Balance at end of year	39,063	37,366	63,468
12-month expected credit losses [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23,480	26,655	22,612
Remeasurement	(2,513)	(3,286)	5,547
Write-offs
Exchange differences on translating foreign operations	2,822	111	(1,504)
Balance at end of year	23,789	23,480	26,655
12-month expected credit losses [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	470	481	534
Remeasurement	(339)	(65)	(15)
Write-offs
Exchange differences on translating foreign operations	8	54	(38)
Balance at end of year	139	470	481
12-month expected credit losses [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,741	1,437	1,419
Remeasurement	(649)	160	127
Write-offs
Exchange differences on translating foreign operations	84	144	(109)
Balance at end of year	1,176	1,741	1,437
12-month expected credit losses [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	25,691	28,573	24,565
Remeasurement	(3,501)	(3,191)	5,659
Write-offs
Exchange differences on translating foreign operations	2,914	309	(1,651)
Balance at end of year	25,104	25,691	28,573
Lifetime expected credit losses [member] | Not credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	5,923	26,632	10,407
Remeasurement	(925)	(20,319)	16,637
Write-offs
Exchange differences on translating foreign operations	516	(390)	(412)
Balance at end of year	5,514	5,923	26,632
Lifetime expected credit losses [member] | Not credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	184	96	72
Remeasurement	(98)	71	29
Write-offs
Exchange differences on translating foreign operations	6	17	(5)
Balance at end of year	92	184	96
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	62	318	329
Remeasurement	(46)	(270)	2
Write-offs
Exchange differences on translating foreign operations	1	14	(13)
Balance at end of year	17	62	318
Lifetime expected credit losses [member] | Not credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6,169	27,046	10,808
Remeasurement	(1,069)	(20,518)	16,668
Write-offs
Exchange differences on translating foreign operations	523	(359)	(430)
Balance at end of year	5,623	6,169	27,046
Lifetime expected credit losses [member] | Credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	4,883	6,954	6,741
Remeasurement	13,701	18,827	32,649
Write-offs	(12,256)	(20,733)	(31,436)
Exchange differences on translating foreign operations	1,136	(165)	(1,000)
Balance at end of year	7,464	4,883	6,954
Lifetime expected credit losses [member] | Credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	159	113	124
Remeasurement	182	136	128
Write-offs	(97)	(107)	(130)
Exchange differences on translating foreign operations	12	17	(9)
Balance at end of year	256	159	113
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	464	782	965
Remeasurement	(31)	(292)	1,776
Write-offs	30	18	(1,784)
Exchange differences on translating foreign operations	153	(44)	(175)
Balance at end of year	616	464	782
Lifetime expected credit losses [member] | Credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	5,506	7,849	7,830
Remeasurement	13,852	18,671	34,553
Write-offs	(12,323)	(20,822)	(33,350)
Exchange differences on translating foreign operations	1,301	(192)	(1,184)
Balance at end of year	¥ 8,336	¥ 5,506	¥ 7,849